[THE RESERVE FUNDS-REGISTERED TRADEMARK- LOGO]

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GENERAL INFORMATION AND
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RTET/INTER/SEMI-ANNUAL 11/02

[THE RESERVE FUNDS-REGISTERED TRADEMARK- LOGO]

      SEMI-ANNUAL REPORT

       INTERSTATE TAX-EXEMPT FUND

       NOVEMBER 30, 2002

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.5%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             ARIZONA--4.5%
$10,800,000  Apache County IDA for Tucson Electric Power Company,
             1.20%, 12/15/18 (a).....................................  $      10,800,000
    500,000  Apache County IDA for Tucson Electric Power Company,
             1.20%, 12/1/20 (a)......................................            500,000
  2,800,000  Phoenix IDR for Del Mar Terrace, 1.15%, 10/1/29 (a).....          2,800,000
    500,000  Pima County IDA for Tucson Electric Power, 1.20%,
             10/1/22 (a).............................................            500,000
  1,025,000  Yuma County Jail District Revenue, RAW, 6.00%, 7/1/03
             (b).....................................................          1,051,290
                                                                       -----------------
                                                                              15,651,290
                                                                       -----------------
             CALIFORNIA--2.2%
  1,500,000  Alameda Contra Costa Capital Improvements, Series H,
             1.10%, 11/1/14 (a)......................................          1,500,000
  6,000,000  California, RAN, 2.50%, 6/20/03.........................          6,029,247
                                                                       -----------------
                                                                               7,529,247
                                                                       -----------------
             COLORADO--1.1%
    800,000  Broomfield IDA for Buckeye Investments Project, 1.20%,
             12/1/09 (a).............................................            800,000
  1,850,000  Denver County Airport, Series B, 1.15%, 12/1/20 (a).....          1,850,000
  1,000,000  Regional Transportation District COP for Transit
             Vehicles Project, 1.15% 12/01/22 (a)....................          1,000,000
    100,000  Smith Creek Metropolitan District for Eagle County,
             1.30%, 10/1/35 (a)......................................            100,000
                                                                       -----------------
                                                                               3,750,000
                                                                       -----------------
             CONNECTICUT--2.9%
  1,860,000  Connecticut Development Authority Independent Living
             Project, 1.10%, 7/1/15 (a)..............................          1,860,000
    700,000  Connecticut HEFA for Pomfret School Issue Series A,
             1.15%, 7/1/24 (a).......................................            700,000
  1,400,000  Connecticut HEFA for Summerwood University Park,
             Series A, 1.09% 7/1/30 (a)..............................          1,400,000
  1,225,000  Connecticut HEFA for United Methodist, 1.23%, 7/1/31
             (a).....................................................          1,225,000
    900,000  Connecticut HFA, Program Mortgage, Series G, 1.10%,
             5/15/18 (a).............................................            900,000
    800,000  Connecticut, GO, Series 1A, 1.20%, 2/15/21 (a)..........            800,000
  1,500,000  Connecticut Special Tax Obligation for Transportation
             Infrastructure, Series 1, 1.15%, 9/1/20 (a).............          1,500,000
  1,800,000  Hartford County Redev. Agency MHR for Underwood Towers
             Project, 1.10%, 6/1/20 (a)..............................          1,800,000
                                                                       -----------------
                                                                              10,185,000
                                                                       -----------------
             DELAWARE--0.2%
    675,000  Newark, GO, 2.00%, 9/15/03 (b)..........................            677,357
                                                                       -----------------
             FLORIDA--1.6%
    300,000  Citrus Park Community Development for Capital
             Improvement, 1.18%, 11/1/16 (a).........................            300,000
  1,000,000  Collier County IDA for Community School of Naples,
             1.20%, 10/1/19 (a)......................................          1,000,000
    980,000  Dade County Fixed Copy Asset, 1.30%, 10/1/10 (a)........            980,000
    200,000  Florida Housing Finance Corp. for Reflections,
             Series 5, 1.15%, 7/1/31 (a).............................            200,000
    200,000  Florida HFA for River Oaks, Series 85TT, 1.15%, 12/1/29
             (a).....................................................            200,000
    200,000  Florida Muni Power Stanton Project, 1.15%, 10/1/19
             (a).....................................................            200,000
    200,000  Lee County IDA HFA for Cypress Cove Healthpark,
             Series B, 1.25%, 10/1/07 (a)............................            200,000
  1,765,000  Orange County IDA for Central Florida YMCA Project,
             Series A, 1.20%, 5/1/27 (a).............................          1,765,000
    200,000  Port Orange for Palmet College Project, 1.20%, 10/1/32
             (a).....................................................            200,000
    500,000  Sarasota County HFF for Bay Village, 1.20%, 12/1/23
             (a).....................................................            500,000
     50,000  Volusia County HEFA for South West Volusia Health,
             1.27%, 11/15/23 (a).....................................             50,000
                                                                       -----------------
                                                                               5,595,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.5% (CONTINUED)                     (NOTE 1)
 ---------   -----------------------------------------                     --------
             GEORGIA--3.0%
$ 1,000,000  Fulton County Residential Care Facility Lenbrook Square
             Foundation, 1.15%, 1/1/18 (a)...........................  $       1,000,000
  1,413,409  Georgia Muni Assoc. Pool Bd. COP, 1.11%, 12/15/20 (a)...          1,413,409
  3,105,000  Macon-Bibb County Industrial Authority, Business Park &
             Airport Project, 1.35%, 7/1/20 (a)......................          3,105,000
  5,000,000  Municipal Electric Authority for Project One B, 1.10%,
             1/1/16 (a)..............................................          5,000,000
                                                                       -----------------
                                                                              10,518,409
                                                                       -----------------
             HAWAII--0.6%
  2,000,000  Honolulu City & County, GO, Series 2001C, 2.85%, 12/4/02
             (b).....................................................          2,000,086
                                                                       -----------------
             ILLINOIS--2.7%
  2,300,000  Chicago O'Hare International Airport for American
             Airlines, 1.30%, 12/1/17 (a)............................          2,300,000
  1,000,000  Chicago WRS, 1.15%, 11/1/30 (a).........................          1,000,000
  1,000,000  Illinois DFA for Con Edison, Series C, 1.15% 3/1/09
             (a).....................................................          1,000,000
    700,000  Illinois DFA for WBEZ Alliance Project, 1.15%, 3/1/29
             (a).....................................................            700,000
    900,000  Illinois EFA for Museum National History, 1.15%,
             11/1/25, (a)............................................            900,000
  1,700,000  McCook County for Saint Andrews, 1.20%, 12/1/2 (a)......          1,700,000
    200,000  Naperville for Heritage YMCA Group, 1.15%, 12/1/29
             (a).....................................................            200,000
  1,700,000  Schaumburg MFH for Treehouse II Apartments Project,
             1.10%, 12/15/29 (a).....................................          1,700,000
                                                                       -----------------
                                                                               9,500,000
                                                                       -----------------
             INDIANA--0.7%
    465,000  Indiana HCF for Community Mental Health & Rehab, 1.20%,
             11/1/20 (a).............................................            465,000
  1,500,000  Logansport EDA for Modine Manufacturing. Co. Project,
             1.50%, 1/1/08 (a).......................................          1,500,000
    500,000  Marshall County EDA for Culver Foundation Project,
             1.20%, 1/1/35 (a).......................................            500,000
                                                                       -----------------
                                                                               2,465,000
                                                                       -----------------
             IOWA--0.3%
  1,000,000  Des Moines HRB for Iowa Methodist Medical Center
             Project, 1.25%, 8/1/15 (a)..............................          1,000,000
                                                                       -----------------
             KENTUCKY--1.5%
  2,000,000  Ashland PCR for Ashland Oil Inc Project, 1.05%, 4/1/09
             (a).....................................................          2,000,000
    665,000  Covington IDR for Baptist Convalescent Project, 1.45%,
             4/1/19 (a)..............................................            665,000
  2,390,000  Lexington Fayette Urban Residential Facilities for
             Richmond Place Assoc. Project, GO, 2.25%, 4/1/03 (b)....          2,390,000
                                                                       -----------------
                                                                               5,055,000
                                                                       -----------------
             LOUISIANA--3.8%
  2,190,000  Ascension Parish IDR for Borden Inc. Project, 1.19%,
             12/1/09 (a).............................................          2,190,000
  1,790,000  Calcasieu Parish IDR for Citgo, 1.25%, 8/1/04 (a).......          1,790,000
    790,000  Louisiana PFA IDA for Kenner Hotel Limited,
             1.15%,12/1/15 (a).......................................            790,000
  2,090,000  Louisiana PFA for Ciba Geigy Corp. Project, 1.15%,
             12/1/04 (a).............................................          2,090,000
  1,990,000  Louisiana Offshore Terminal Authority, 1st. Stage,
             1.15%, 9/1/06 (a).......................................          1,990,000
  4,440,000  Louisiana State University Agricultural and Mechanical
             College, 1.25%, 7/1/30 (a)..............................          4,440,000
                                                                       -----------------
                                                                              13,290,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.5% (CONTINUED)                     (NOTE 1)
 ---------   -----------------------------------------                     --------
             MASSACHUSETTS--8.4%
$   258,000  Andover, GO, 4.00%, 12/15/02............................  $         258,190
  4,200,000  Egartown, BAN, 2.50%, 8/1/03............................          4,227,420
  2,300,000  Groton Dunstable, BAN, 2.25%, 12/20/02..................          2,300,445
    815,000  Massachusetts DFA for Notre Dame Health Care, 1.16%,
             10/1/29 (a).............................................            815,000
    200,000  Massachusetts DFA for Smith College, 1.15%, 7/1/24
             (a).....................................................            200,000
  4,300,000  Massachusetts HEFA for University of Massachusetts,
             Series A, 1.10%, 11/1/30 (a)............................          4,300,000
    600,000  Massachusetts IFA for Southern New England School of
             Law, 1.20%, 11/1/16 (a).................................            600,000
    300,000  Massachusetts WRA, Series D, 1.10%, 8/1/17 (a)..........            300,000
 10,300,000  Massachusetts WRA, Series B and 97A, 1.05% - 1.125%,
             4/1/28 (a)..............................................         10,300,000
  1,400,000  Massachusetts WRA, Series C, 1.125%, 8/1/37 (a).........          1,400,000
  4,300,000  Winchester, BAN, 2.35%, 7/2/03..........................          4,318,931
                                                                       -----------------
                                                                              29,019,986
                                                                       -----------------
             MICHIGAN--5.8%
    300,000  Bruce Township HDA for Catholic Initiatives, 1.10%,
             5/1/18 (a)..............................................            300,000
    253,000  Detroit EDC for Waterfront Reclamation, Series C, 1.15%,
             5/1/09 (a)..............................................            253,000
    200,000  Detroit Sewage District Revenue, Series A, 1.15%, 7/1/23
             (a).....................................................            200,000
    200,000  Flint Hospital Hurley Medical Center, Series B, 1.15%,
             7/1/15 (a)..............................................            200,000
    200,000  Garden City Hospital Finance Authority, Series 96A,
             1.27%, 9/1/26 (a).......................................            200,000
    150,000  Gaylord Hospital Otsego Memorial Hospital, 1.21%,
             12/1/26 (a).............................................            150,000
  1,335,000  Grand Rapids Water Supply System, 1.05%, 1/1/20 (a).....          1,335,000
  1,300,000  Jackson County EDC for Thrifty Leoni Inc. Project,
             1.60%, 12/1/14 (a)......................................          1,300,000
    780,000  Michigan Grant Anticipation Notes, Series C, 1.125%,
             9/15/08 (a).............................................            780,000
  1,250,000  Michigan HDA, Series B, 1.15% - 1.30%, 4/1/19 (a).......          1,250,000
    700,000  Michigan Job Development Authority for Wyandotte Court,
             1.20%, 12/1/09 (a)......................................            700,000
     50,000  Michigan Strategic Fund for Clark Retirement Community,
             1.10%, 6/1/31 (a).......................................             50,000
    100,000  Michigan Strategic Fund for Muskegon Village, 1.15%,
             8/15/34 (a).............................................            100,000
    700,000  Michigan Strategic Fund IDR for Allen Group, Inc.
             Project, 1.10%, 11/1/25 (a).............................            700,000
 12,600,000  St Joseph Hospital Finance Authority for Lakeland
             Hospital, Series 02, 1.15%, 1/1/32 (a)..................         12,600,000
                                                                       -----------------
                                                                              20,118,000
                                                                       -----------------
             MINNESOTA--10.0%
  1,990,000  Arden Hills HSG for Presbyterian Homes, 1.20%, 9/1/29
             (a).....................................................          1,990,000
  1,590,000  Beltrami County for Northwood Panelboard, 1.15%, 12/1/21
             (a).....................................................          1,590,000
  3,300,000  Brooklyn Center for Brookdale Corp. II Project, 1.20%,
             12/1/14 (a).............................................          3,300,000
    500,000  Cohasset for Minnesota Power & Light Co., Project A,
             1.15%, 6/1/20 (a).......................................            500,000
  1,800,000  Cohasset for Minnesota Power & Light Co., Project B,
             1.15%, 6/1/13 (a).......................................          1,800,000
  1,090,000  Cohasset for Minnesota Power & Light Co., Project D,
             1.15%, 12/1/07 (a)......................................          1,090,000
  3,000,000  Duluth EDA for Miller Dwan Medical Center Project,
             1.20%, 6/1/19 (a).......................................          3,000,000
  3,665,000  Duluth Tax Revenue Bond for Lake Superior Paper, 1.15%,
             9/1/10 (a)..............................................          3,665,000
    270,000  Hennepin County, Series B, 1.05%, 12/1/20 (a)...........            270,000
  3,170,000  Hennepin County, Series C, 1.05%, 12/1/10 (a)...........          3,170,000
  1,240,000  Mankato for Bethanny Lutheran College, 1.20%, 11/1/15
             (a).....................................................          1,240,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.5% (CONTINUED)                     (NOTE 1)
 ---------   -----------------------------------------                     --------
             MINNESOTA (CONTINUED)
$   990,000  Minneapolis Convention Center, 1.10%, 12/1/18 (a).......  $         990,000
  1,475,000  Minneapolis Seven Corners, 1.15%, 11/1/31 (a)...........          1,475,000
  3,000,000  Minneapolis St. Paul Airport, 1.75%, 12/6/02 (b)........          3,000,000
    990,000  Minnesota Higher Education for St. Olaf College,
             Series 5H, 1.15%, 10/1/30 (a)...........................            990,000
  2,400,000  Minnesota Higher Education for St. Olaf College,
             Series 5-M1, 1.15%,10/1/32 (a)..........................          2,400,000
  1,388,000  New Brighton IDR for Unicare Homes, Inc. Project, 1.25%,
             12/1/14 (a).............................................          1,388,000
    205,000  Roseville Commercial Development for Berger Transfer &
             Storage, 1.20%, 12/1/15 (a).............................            205,000
  2,694,000  University of Minnesota, Intermediate Term A, 1.25%,
             7/1/08 (a)..............................................          2,694,000
                                                                       -----------------
                                                                              34,757,000
                                                                       -----------------
             MISSOURI--0.1%
    285,000  Platte County IDR for Platte Care Facility, 1.55%,
             10/1/10 (a).............................................            285,000
                                                                       -----------------
             NEBRASKA--0.1%
    390,000  Buffalo County, Series 85, 1.40%, 2/1/15 (a)............            390,000
                                                                       -----------------
             NEW HAMPSHIRE--1.0%
  3,555,000  New Hampshire HEFA for Exeter Hospital, Series B, 1.40%,
             10/1/23 (a).............................................          3,555,000
                                                                       -----------------
             NEW JERSEY--3.4%
  1,500,000  Monmouth County Pooled Government Loan Program, 1.05%,
             8/1/16 (a)..............................................          1,500,000
    500,000  New Jersey HCF for Saint Barnabas, Series 2001A, 1.05%,
             7/1/31 (a)..............................................            500,000
  2,120,000  New Jersey Sports Expo Authority, Series C, 1.10%,
             9/1/24 (a)..............................................          2,120,000
  1,700,000  New Jersey Turnpike Authority, Series 91D, 1.00%, 1/1/18
             (a).....................................................          1,700,000
  2,779,000  North Brunswick Township, BAN, 2.20%, 12/12/02..........          2,779,374
  3,269,532  Sparta Township, BAN, 2.60%, 1/17/03....................          3,273,482
                                                                       -----------------
                                                                              11,872,856
                                                                       -----------------
             NEW MEXICO--0.4%
  1,380,000  Gallup Mckinley County School District #001, GO, 3.50%,
             8/1/03 (b)..............................................          1,398,276
                                                                       -----------------
             NEW YORK--7.9%
  2,200,000  Clarkstown CSD, BAN, 2.25%, 8/1/03......................          2,210,765
  5,000,000  Ithaca City, BAN, 2.25%, 8/8/03.........................          5,023,498
  3,000,000  Long Island Power Authority, Series 3B, 1.10%, 5/1/33
             (a).....................................................          3,000,000
  3,000,000  Middle Country CSD Centereach, TAN, 2.50%, 6/26/03......          3,014,990
  1,450,000  New York City, Series A4, 1.20, 8/1/22 (a)..............          1,450,000
  2,485,000  New York City, Series A6, 1.20%, 11/1/26 (a)............          2,485,000
  2,000,000  New York City, Series H3, 1.10%, 8/1/23 (a).............          2,000,000
    400,000  New York City Municipal Water Financial Authority WSR,
             Series G, 1.10%, 6/15/24 (a)............................            400,000
  6,000,000  South Hampton UFSD, TAN, 2.00%, 6/26/03.................          6,015,717
  1,810,000  Yates County IDR for Keukes College, 1.15%, 9/1/20
             (a).....................................................          1,810,000
                                                                       -----------------
                                                                              27,409,970
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.5% (CONTINUED)                     (NOTE 1)
 ---------   -----------------------------------------                     --------
             NORTH CAROLINA--2.0%
$ 1,000,000  Lenoir County PCR for Texasgulf 1.425%, 12/1/03 (a).....  $       1,000,000
  1,000,000  North Carolina EFA for Cardinal Gibbons, 1.15%, 8/1/14
             (a).....................................................          1,000,000
  3,660,000  North Carolina EFA for Lenoir Rhyne College, 1.30%,
             5/1/23 (a)..............................................          3,660,000
  1,300,000  North Carolina Medical Care Community for Stanley Total
             Living Center, 1.35%, 4/1/18 (a)........................          1,300,000
                                                                       -----------------
                                                                               6,960,000
                                                                       -----------------
             OHIO--7.8%
    615,000  Amherst Village School District, GO, 5.00%, 12/1/02
             (b).....................................................            615,000
    400,000  Butler County Healthcare Facility for Lifesphere
             Project, 1.15%, 5/1/27 (a)..............................            400,000
  1,000,000  Cleveland Airport Systems, Series C, 1.20%, 1/1/31
             (a).....................................................          1,000,000
    200,000  Cleveland Income Tax Revenue, 1.15%, 5/15/24 (a)........            200,000
    200,000  Clinton County Airport for Wilmington Air Park, Inc.,
             1.30%, 6/1/11 (a).......................................            200,000
  2,800,000  Cuyahoga County EDA for Cleveland Health Education
             Museum, 1.25%, 3/1/32 (a)...............................          2,800,000
    100,000  Cuyahoga County EDA for The Cleveland Orchestra Project,
             1.30%, 4/1/28 (a).......................................            100,000
  4,050,000  Cuyahoga County HRB for Cleveland Botanical, 1.27%,
             7/1/31 (a)..............................................          4,050,000
    100,000  Cuyahoga County HRB for Universal Hospital Cleveland,
             1.15%, 1/15/29 (a)......................................            100,000
  5,225,000  Evandale County IDR for SHV Real Estate, 1.35%, 9/1/15
             (a).....................................................          5,225,000
    750,000  Franklin County Community HSG Network, 1.21%, 12/1/20
             (a).....................................................            750,000
     50,000  Green County IDA for Fairview, 1.10%, 1/1/11 (a)........             50,000
  2,000,000  Hamilton County HCF, Series E, 1.15%, 1/1/18 (a)........          2,000,000
  1,450,000  Indian Hill EDA for Cincinnati Country Day School,
             1.40%, 5/1/19 (a).......................................          1,450,000
    200,000  Lorain County Independent Living for Elyria United
             Methodist, 1.23%, 6/1/22 (a)............................            200,000
    680,000  Lucas County for Toledo Project, 1.25%, 10/1/05 (a).....            680,000
  1,515,000  Middleburgh Heights Southwest General Hospital, 1.27%,
             8/15/22 (a).............................................          1,515,000
    300,000  Ohio Air Quality DAR for Edison, Series C, 1.20%, 6/1/23
             (a).....................................................            300,000
    200,000  Ohio Air Quality DAR for PCR Toledo, 1.20%, 4/1/24
             (a).....................................................            200,000
    200,000  Ohio Air Quality DAR for PCR Cincinnati Gas & Electric,
             1.15%, 9/1/30 (a).......................................            200,000
    660,000  Ohio WDA PCR for Cleveland Electric, Series B, 1.15%,
             8/1/20 (a)..............................................            660,000
  2,200,000  Ohio WDA PCR for Toledo, 1.20%, 4/1/24 (a)..............          2,200,000
    945,000  Ottawa County HRB for Luther Home of Mercy, 1.30%,
             10/1/17 (a).............................................            945,000
  1,195,000  Stark County Port Authority Healthcare for Canton
             School, 1.30%, 2/1/27 (a)...............................          1,195,000
                                                                       -----------------
                                                                              27,035,000
                                                                       -----------------
             OKLAHOMA--1.3%
    500,000  Oklahoma City Christian College Revenue Bonds, 1.75%,
             7/1/15 (a)..............................................            500,000
  4,000,000  Tulsa County IDA for 1st. Mortgage, Montercau,
             Series A, 1.20%, 7/1/32 (a).............................          4,000,000
                                                                       -----------------
                                                                               4,500,000
                                                                       -----------------
             OREGON--0.1%
    500,000  Portland MFHR for South Park Block Project A, 1.20%,
             12/1/11 (a).............................................            500,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.5% (CONTINUED)                     (NOTE 1)
 ---------   -----------------------------------------                     --------
             PENNSYLVANIA--8.6%
$ 3,750,000  Allegheny HDA for Health Care Dialysis Clinic, 1.15%,
             12/1/19 (a).............................................  $       3,750,000
    700,000  Allegheny HDA for Presbyterian University Hospital,
             Series B3, 1.20%, 3/1/18 (a)............................            700,000
     35,000  Berks County IDR for Visiting Nurse Assoc., Series A,
             1.55%, 12/1/15 (a)......................................             35,000
    200,000  Blair County IDR for Village of Penn State,
             Series C,1.15%, 1/1/11 (a)..............................            200,000
  3,500,000  Chester County IDA for Archiocese of Philadelphia,
             1.20%, 7/1/31 (a).......................................          3,500,000
    100,000  Cumberland County, Series 2000, 1.28%, 5/1/20 (a).......            100,000
    470,000  Dallastown Area School District, 1.25%, 2/1/18 (a)......            470,000
  1,650,000  Delaware County IDR for Sun, Inc., 1.20%, 11/1/33 (a)...          1,650,000
  1,200,000  Lancaster County HRB for Brethren Village, 1.25%,
             6/15/20 (a).............................................          1,200,000
  1,800,000  Lebanon County HCF for ECC Retirement Village, 1.25%,
             10/15/25 (a)............................................          1,800,000
  2,000,000  Montgomery County Higher Education William Pennsylvania
             Charter, 1.32%, 9/15/31 (a).............................          2,000,000
  2,800,000  Montgomery County Kingswood Apartments Project,
             Series A, 1.10%, 8/15/31 (a)............................          2,800,000
  1,400,000  Philadelphia IDA for Performing Arts Center Project,
             1.15%, 6/1/25 (a).......................................          1,400,000
    600,000  Philadelphia IDR for Interim House West Project, 1.40%,
             9/1/26 (a)..............................................            600,000
  1,545,000  Philadelphia Redvelopment Authority Multifamily Courts
             Project, 1.35%, 6/1/25 (a)..............................          1,545,000
    900,000  Quakertown General Authority Pooled Financing Program,
             Series A, 1.20%, 6/1/28 (a).............................            900,000
    400,000  Quakertown Hospital Authority, HPS Group, 1.20%, 7/1/05
             (a).....................................................            400,000
    500,000  Schuylkill County IDA for Gilberton Power Project,
             1.15%, 12/1/02 (a)......................................            500,000
    850,000  Scranton-Lackawanna Health & Welfare Authority for Univ.
             of Scranton, RAW, 1.80%, 5/1/18 (b).....................            850,000
    800,000  Univ. of Pittsburgh of the Commonwealth System of Higher
             Education, Series B, 1.25%, 9/15/29 (a).................            800,000
  4,300,000  Wilkins Area IDA for Fairview Extended Services Care,
             1.15%, 1/1/21 (a).......................................          4,300,000
    400,000  York County, Series A, 1.30%, 9/1/26 (a)................            400,000
                                                                       -----------------
                                                                              29,900,000
                                                                       -----------------
             PUERTO RICO--0.8%
  1,100,000  Puerto Rico Government Development Bank, 1.02%, 12/1/15
             (a).....................................................          1,100,000
  1,530,000  Puerto Rico Highway & Transportation Authority,
             Series A, 1.05%, 7/1/28 (a).............................          1,530,000
                                                                       -----------------
                                                                               2,630,000
                                                                       -----------------
             SOUTH CAROLINA--2.0%
  5,000,000  Piedmont Muni Power Agency for South Carolina Electric,
             Series B, 1.15%, 1/1/18 (a).............................          5,000,000
  2,125,000  South Carolina Jobs EDA for Wuref Development Project,
             Series A, 1.30%, 7/1/33 (a).............................          2,125,000
                                                                       -----------------
                                                                               7,125,000
                                                                       -----------------
             TENNESSEE--3.5%
    695,000  Chattanooga IDA for Baylor School Project, 1.15%,
             11/1/16 (a).............................................            695,000
  3,300,000  Hamilton County Trade Center Hotel, 1.35%, 9/1/16 (a)...          3,300,000
  4,000,000  Knox County Health, Education & Housing for Student
             Housing LLC Project, 1.30%, 9/1/34 (a)..................          4,000,000
  1,970,000  Metropolitan Government Nashville & Davidson County IDA
             for YMCA Project, 1.15%, 12/1/18 (a)....................          1,970,000
  2,275,000  Montgomery County Public Building Pooled Financing
             Authority, 1.15%, 11/1/27 (a)...........................          2,275,000
                                                                       -----------------
                                                                              12,240,000
                                                                       -----------------
             TEXAS--8.4%
    945,000  Cleburne WSR, GO, 4.00%, 2/15/03 (b)....................            948,900
  2,300,000  Grapevine IDC for American Airlines, Series A-4, 1.20%,
             12/1/24 (a).............................................          2,300,000
  1,210,000  Mckinney, GO, 3.50%, 8/15/03 (b)........................          1,226,412

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.5% (CONTINUED)                     (NOTE 1)
 ---------   -----------------------------------------                     --------
             TEXAS (CONTINUED)
$10,342,000  Texas Association of School Boards COP, Series A, TAN,
             2.50%, 8/29/03..........................................  $      10,419,062
 14,000,000  Texas, TRAN, Series A, 1.39% - 2.75%, 8/29/03...........         14,138,876
                                                                       -----------------
                                                                              29,033,250
                                                                       -----------------
             UTAH--0.6%
  2,000,000  Utah Transit Authority Sales Tax Revenue, Series B,
             1.15%, 9/1/32 (a).......................................          2,000,000
                                                                       -----------------
             VIRGINIA--1.8%
    450,000  Albemarle County IDA for Univ. Health Services, Univ. of
             Virginia, 1.30%, 10/1/22 (a)............................            450,000
    590,000  Alexandria IDA, Pooled Loan Project, Series A, 1.15%,
             7/1/26 (a)..............................................            590,000
    425,000  Arlington County for Ballston Public Parking, 1.20%,
             8/1/17 (a)..............................................            425,000
    625,000  Chesapeake Hospital Authority IDA for Chesapeake General
             Hospital, Series B, 1.20%, 7/1/31 (a)...................            625,000
    100,000  Clarke County IDA for Winchester Medical Center, 1.35%,
             1/1/30 (a)..............................................            100,000
    785,000  Hampton County MHR for Shoreline Apartments, 1.15%,
             12/1/19 (a).............................................            785,000
  1,135,000  Henrico County Public Improvement, GO, 3.00%, 4/1/03
             (b).....................................................          1,140,406
    940,000  Henrico County IDA Health Facility for Hermitage, 1.15%,
             8/1/23 (a)..............................................            940,000
    205,000  Loudoun County IDA for Falcons Landing, 1.15%, 11/1/28
             (a).....................................................            205,000
    150,000  Lynchburg IDA VHA for Mid Atlantic Cap, Series B, 1.20%,
             12/1/25 (a).............................................            150,000
    500,000  Norfolk IDR Hospital Facilities for Children's Hospital
             Project, 1.15%, 6/1/20 (a)..............................            500,000
    320,000  Richmond IDA for Ninth & Cary Assoc., 1.35%, 9/1/10
             (a).....................................................            320,000
     90,000  Roanoke County IDA for Friendship Manor, 1.30%, 8/1/13
             (a).....................................................             90,000
                                                                       -----------------
                                                                               6,320,406
                                                                       -----------------
             WASHINGTON--0.4%
  1,350,000  Tacoma Metropolitan Park District GO, 4.00%, 12/1/02
             (b).....................................................          1,350,000
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $345,616,133)...............      99.5%       345,616,133
                 OTHER ASSETS, LESS LIABILITIES......................       0.5          1,901,982
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     347,518,115
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                 TO THE NET ASSETS OF EACH CLASS:
                 316,515,820 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 15,289,325 SHARES CLASS TREASURER'S TRUST.....................              $1.00
                                                                                 =================
                 15,712,970 SHARES CLASS 25....................................              $1.00
                                                                                 =================

-----------------

(a) The interest rates, as reported on November 30, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

                          SECURITY TYPE ABBREVIATIONS


BAN         -- Bond Anticipation Notes
COP         -- Certificate of Participation
               Development Authority Revenue
DAR         -- Bonds
               Development Finance Authority
DFA         -- Revenue Bonds
               Economic Development Authority
EDA         -- Revenue Bonds
               Economic Development
EDC         -- Corporation
               Educational Facilities
EFA         -- Authority
GO          -- General Obligation Bonds
               Health Care Facility Financing
HCF         -- Authority
               Health & Education Facilities
HEFA        -- Authority
HDA         -- Housing Development Authority
HFA         -- Housing Finance Authority
               Health Facilities Authority
HFAR        -- Revenue Bonds
               Health Facilities Development
HFDC        -- Corporation
               Health Facilities Revenue
HFR         -- Bonds
HRB         -- Hospital Revenue Bonds

               Industrial Development
IDA         -- Authority Revenue Bonds
               Industrial Development
IDC         -- Corporation Revenue Bonds
               Industrial Development Agency
IDR         -- Revenue Bonds
PFA         -- Public Finance Authority
               Multi-family Housing Revenue
MHR         -- Bonds
               Metropolitan Transportation
MTA         -- Authority
               Pollution Control Revenue
PCR         -- Bonds
RAW         -- Revenue Anticipation Warrants
STRB        -- Sales Tax Revenue Bonds
TAN         -- Tax Anticipation Notes
               Transportation Finance
               Authority Highway Revenue
TFA         -- Bonds
               Tax & Revenue Anticipation
TRAN        -- Notes
UFSD        -- Union Free School District
URAB        -- Urban Renewal Authority Bonds
VHA         -- Voluntary Hospital of America
WDA         -- Water Development Authority
WSR         -- Water & Sewer Revenue Bonds


                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST - INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)

INTEREST INCOME (Note 1).........................................  $2,533,183
                                                                   ---------

EXPENSES (Note 2)
  Comprehensive management fees:
    Class R......................................................  1,216,321
    Class Treasurer's Trust......................................     61,093
    Class 25.....................................................     19,371
  Distribution (12b-1) fees:
    Class R......................................................    304,067
  Trustee fees...................................................      3,229
                                                                   ---------
    Total Expenses...............................................  1,604,081
                                                                   ---------

NET INVESTMENT INCOME, Representing Net Increase in Net Assets
  from Investment Operations.....................................  $ 929,102
                                                                   =========

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS          YEAR
                                                                       ENDED            ENDED
                                                                    NOVEMBER 30,       MAY 31,
                                                                      2002(A)            2002
                                                                   --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income..........................................  $      929,102  $      4,070,972
                                                                   --------------  ----------------
DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1)
  Net Investment Income
    Class R......................................................        (742,537)       (3,155,274)
    Class Treasurer's Trust......................................         (90,404)         (536,801)
    Class 25.....................................................         (96,161)         (378,897)
                                                                   --------------  ----------------
                                                                         (929,102)       (4,070,972)
                                                                   --------------  ----------------
FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares...............................     565,143,216     1,441,153,032
  Dividends reinvested...........................................         929,102         4,070,972
  Cost of shares redeemed........................................    (551,071,685)   (1,540,012,774)
                                                                   --------------  ----------------
                                                                       15,000,633       (94,788,770)
                                                                   --------------  ----------------
  Net increase (decrease) in net assets..........................      15,000,633       (94,788,770)
NET ASSETS:
  Beginning of year..............................................     332,517,482       427,306,252
                                                                   --------------  ----------------
  End of period..................................................  $  347,518,115  $    332,517,482
                                                                   ==============  ================

---------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. As of November 30, 2002, the Trust's authorized shares of beneficial interest are unlimited and divided into ten (10) series (funds):
     Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. The financial statements and notes apply only to the Interstate Tax-Exempt Fund (the "Fund"). Effective April 9, 2001, the Interstate Tax-Exempt Fund offered eight classes of shares: Class 8, Class 15, Class 25, Class 35, Class 45, Treasurer's Trust, Class 75 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of instrument, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee. The comprehensive management fee, which is accrued daily, includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, transfer agent cost. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of disinterested Trustees, for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at annual rates based on the average daily net assets of each class of the Fund, according to the following schedule:

                                                             CLASS
      CLASS 8  CLASS 15  CLASS 25  CLASS 35  CLASS 45  TREASURER'S TRUST  CLASS 75  CLASS R
      -------  --------  --------  --------  --------  -----------------  --------  -------
      0.08%..   0.15%     0.25%     0.35%     0.45%          0.60%         0.75%     0.80%

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Fund has adopted a Rule 12b-1 plan which allows the Fund to pay distribution fees for the sale and distribution of its shares. Currently, only Class R and Class 75 participate in the plan. The maximum level of distribution expenses is 0.20% per year of the Fund's average net assets. For the six months ended November 30, 2002, the Fund paid $304,067 in distribution assistance.

(3)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Trusts invest substantially all of their assets in a portfolio of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political

--------------------------------------------------------------------------------
     developments. In order, to reduce the credit risk associated with such factors, the Trusts invest substantially in investments which were backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets:

      INTERSTATE TAX-EXEMPT FUND 79.90%

      LETTER OF CREDIT

      ABN/AMRO..........................................  4.21%  KBC Bank..........................................  0.23%
      Allied Irish Bank.................................  1.17%  Key Bank..........................................  1.49%
      Bank of America...................................  6.23%  La Salle National Bank............................  1.05%
      Bank of New York..................................  0.43%  Landesbank Baden-Wuttemberg.......................  0.09%
      Bank of Nova Scotia...............................  0.29%  Landesbank Hessen-Thurgen.........................  0.38%
      Bank of Scotland..................................  0.06%  Mellon Bank.......................................  1.09%
      Bank One..........................................  1.06%  National City Bank................................  0.67%
      Banque Paribas....................................  1.21%  Northern Trust Co.................................  1.27%
      Barclay Bank......................................  0.94%  PNC Bank..........................................  1.19%
      Bay Hypo Und Vereinsbank..........................  0.95%  Rabobank..........................................  0.29%
      Bay Landesbank Girozentrale.......................  1.86%  Smith College.....................................  0.06%
      Citibank..........................................  0.12%  Societe Generale..................................  0.14%
      Credit Suisse.....................................  0.63%  State Street Bank & Trust.........................  0.43%
      Dexia.............................................  1.24%  Sun Trust Bank....................................  1.89%
      Dresdner Bank.....................................  0.09%  Toronto Dominion..................................  3.71%
      Fifth Third Bank..................................  1.46%  Union Bank of Switzerland.........................  0.60%
      Fleet Bank........................................  2.65%  University of Minnesota...........................  0.78%
      FNMA..............................................  1.32%  University of Pitttsburgh.........................  0.23%
      FRMC..............................................  0.34%  US Bank...........................................  2.50%
      Harris Trust & Savings Bank.......................  1.18%  Wachovia Bank & Trust Co..........................  9.18%
      HSBC..............................................  0.52%  Wells Fargo.......................................  0.84%
      JPMorgan/Chase....................................  0.79%  Westdeutsche Landesbank Girozentrale..............  3.83%

      BOND INSURANCE
      *AMBAC............................................  5.94%  FSA...............................................  5.67%
      FGIC..............................................  5.78%  MBIA..............................................  1.82%

(4)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At November 30, 2002, the Fund's net assets consisted of $347,518 par-value and $347,170,597 additional paid-in-capital.

(6)  CAPITAL SHARE TRANACTIONS:
--------------------------------------------------------------------------------
     For the six months ended November 30, 2002 and the year ended May 31, 2002, the capital share transactions of each class were as of follows:

                                              SIX MONTHS ENDED NOVEMBER 30, 2002
                                           -----------------------------------------
                                                           TREASURER'S
                                              CLASS R         TRUST       CLASS 25
                                           --------------  ------------  -----------
      INTERSTATE TAX-EXEMPT
      -----------------------------------
      Sold...............................     476,654,451    79,372,163    9,116,602
      Reinvested.........................         742,537        90,404       96,161
      Redeemed...........................    (456,591,004)  (84,628,360)  (9,852,321)
                                           --------------  ------------  -----------
      Net Increase (Decrease)............      20,805,984    (5,165,793)    (639,558)
                                           ==============  ============  ===========

                                                    YEAR ENDED MAY 31, 2002
                                           -----------------------------------------
                                                           TREASURER'S
                                              CLASS R         TRUST       CLASS 25
                                           --------------  ------------  -----------
      INTERSTATE TAX-EXEMPT
      -----------------------------------
      Sold...............................   1,176,004,972   202,427,176   62,720,884
      Reinvested.........................       3,155,274       536,801      378,897
      Redeemed...........................  (1,179,694,309) (267,860,501) (92,457,964)
                                           --------------  ------------  -----------
      Net Decrease.......................        (534,063)  (64,896,524) (29,358,183)
                                           ==============  ============  ===========

(7)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods indicated.

                                                            CLASS R
                                 --------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                 FISCAL YEARS ENDED MAY 31,
                                 NOVEMBER 30,  ------------------------------------------------
                                   2002(A)       2002      2001      2000      1999      1998
                                 ------------  --------  --------  --------  --------  --------
      INTERSTATE TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......    $ 1.0000    $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                   --------    --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............      0.0025      0.0108    0.0289    0.0267    0.0242    0.0279
      Less dividends from net
        investment income......     (0.0025)    (0.0108)  (0.0289)  (0.0267)  (0.0242)  (0.0279)
                                   --------    --------  --------  --------  --------  --------
      Net asset value at end of
        period.................    $ 1.0000    $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                   ========    ========  ========  ========  ========  ========
      Total Return.............        0.25%       1.09%     2.95%     2.67%     2.42%     2.79%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $  316.5    $  295.7  $  296.2  $  271.9  $  292.6  $  352.9
      Ratio of expenses to
        average net assets.....        1.00%(b)     1.01%     1.01%     1.00%     1.00%     0.97%
      Ratio of net investment
        income to average net
        asset..................        0.49%(b)     1.08%     2.89%     2.60%     2.38%     2.75%

--------------------------------------------------------------------------------

                                                    TREASURER'S TRUST
                                           ------------------------------------
                                            SIX MONTHS   FISCAL YEAR   PERIOD
                                              ENDED         ENDED       ENDED
                                           NOVEMBER 30,    MAY 31,     MAY 31,
                                             2002(A)        2002       2001(C)
                                           ------------  -----------  ---------
      INTERSTATE TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................    $ 1.0000     $ 1.0000    $ 1.0000
                                             --------     --------    --------
      Net investment income from
        investment operations............      0.0045       0.0149      0.0002
      Less dividends from net investment
        income...........................     (0.0045)     (0.0149)    (0.0002)
                                             --------     --------    --------
      Net asset value at end of period...    $ 1.0000     $ 1.0000    $ 1.0000
                                             ========     ========    ========
      Total Return.......................        0.45%        1.50%       0.02%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................    $   15.3     $   20.5    $   85.4
      Ratio of expenses to average net
        assets...........................        0.60%(b)      0.61%      0.60%(b)
      Ratio of net investment income to
        average net asset................        0.89%(b)      1.59%      2.56%(b)

                                                         CLASS 25
                                           ------------------------------------
                                            SIX MONTHS   FISCAL YEAR   PERIOD
                                              ENDED         ENDED       ENDED
                                           NOVEMBER 30,    MAY 31,     MAY 31,
                                             2002(A)        2002       2001(C)
                                           ------------  -----------  ---------
      INTERSTATE TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................    $ 1.0000     $ 1.0000    $ 1.0000
                                             --------     --------    --------
      Net investment income from
        investment operations............      0.0063       0.0184      0.0002
      Less dividends from net investment
        income...........................     (0.0063)     (0.0184)    (0.0002)
                                             --------     --------    --------
      Net asset value at end of period...    $ 1.0000     $ 1.0000    $ 1.0000
                                             ========     ========    ========
      Total Return.......................        0.63%        1.86%       0.02%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................    $   15.7     $   16.3    $   45.7
      Ratio of expenses to average net
        assets...........................        0.25%(b)      0.26%      0.25%(b)
      Ratio of net investment income to
        average net asset................        1.24%(b)      1.96%      2.91%(b)

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From May 29, 2001 (Commencement of Operations) to May 31, 2001.

                                ---------------

                      FEDERAL TAX INFORMATION (UNAUDITED)
                                ---------------
The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.

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